Related party transactions - Service agreements and products with related parties (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Service Agreements
Transactions
Sales of goods and services	€ 16,972	€ (47,939)
Purchases of goods and services	97,525	96,731
Balances
Accounts receivable	73,264		€ 70,338
Accounts payable	11,329		6,776
Accrued expenses	4,414		8,352
Products
Transactions
Sales of goods and services	31,883	33,377
Purchases of goods and services	399,722	380,582
Balances
Accounts receivable	11,506		16,803
Accounts payable	69,704		39,667
Fresenius SE | Service Agreements
Transactions
Sales of goods and services	182	106
Purchases of goods and services	19,965	19,929
Balances
Accounts receivable	54		35
Accounts payable	3,989		360
Fresenius SE | Products
Transactions
Sales of goods and services		3
Fresenius SE affiliates | Service Agreements
Transactions
Sales of goods and services	2,997	2,947
Purchases of goods and services	77,560	76,802
Balances
Accounts receivable	1,010		2,003
Accounts payable	7,340		6,416
Fresenius SE affiliates | Products
Transactions
Sales of goods and services	31,883	33,374
Purchases of goods and services	34,040	26,739
Balances
Accounts receivable	11,506		16,803
Accounts payable	3,581		3,405
Equity method investees | Service Agreements
Transactions
Sales of goods and services	13,793	(50,992)
Balances
Accounts receivable	72,200		68,300
Equity method investees | Products
Transactions
Purchases of goods and services	365,682	€ 353,843
Balances
Accounts payable	€ 66,123		€ 36,262